Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

Note 12 – Related Party Transactions

The following table presents the Company’s transactions with related parties for the three months ended March 31, 2012 and 2011:

	Three months ended March 31,
(Dollar amounts in thousands)	2012	2011
Total revenues from affiliates (1)(2)	$39,203	$38,951

Selling, general and administrative expenses
Rent and other fees (3)	$3,159	$2,967

Interest earned from and charged by affiliates
Interest income	$93	$295

Interest expense (4)	$1,885	$2,309

(1)	Total revenues from Popular represent 46% and 51% of total revenues for each of the periods presented above.
(2)	Includes revenues generated from investees accounted for under the equity method (CONTADO) of $0.9 million for the quarter ended March 31, 2012.
(3)	Includes management fees paid to stockholders amounting to $1.3 million and $0.7 million for the quarters ended March 31, 2012 and 2011, respectively.
(4)	Interest expense relates to interest accrued on our senior secured term loan and senior notes held by Popular.

At March 31, 2012 and December 31, 2011, EVERTEC had the following balances arising from transactions with related parties:

(Dollar amounts in thousands)	March 31, 2012	December 31, 2011
Cash and restricted cash deposits in affiliated bank	$77,074	$52,613

Indemnification assets from Popular reimbursement (1)
Accounts receivable	$1,895	$2,553

Other long-term assets	$4,685	$5,212

Liability related to contract with Popular (2)
Accounts payable	$—	$703

Other due from affiliates
Accounts receivable	$15,820	$21,077

Accounts payable	$(3,060)	$(3,036)

Long-term debt due to affiliate	$90,186	$90,186

(1)

Recorded in connection with (a) reimbursement from Popular regarding services the Company provides to certain customers of Popular at preferential prices and (b) reimbursement from Popular regarding certain software license fees. For the quarter ended March 31, 2012 and the year ended December 31, 2011, the Company received $0.7 million and $7.1 million, respectively, related to these reimbursements.

(2)	Represents a contract liability to provide certain services to a customer of Popular until February 2012.

From time to time, EVERTEC obtains performance bonds from insurance companies covering the obligations of EVERTEC under certain contracts. Under the Merger Agreement, Popular is required to, subject to certain exceptions, cause the then outstanding performance bonds to remain outstanding or replace such bonds as needed for five years from the closing date of the Merger. EVERTEC entered into a reimbursement agreement with Popular to mirror Popular’s obligations. As a result, EVERTEC is required to reimburse Popular for payment of premiums and related charges and indemnify Popular for certain losses, in case EVERTEC fails to perform or otherwise satisfy its obligations covered by such performance bonds.

EVERTEC had outstanding letters of credit of $2.9 million at March 31, 2012 for which Popular provided collateral. EVERTEC entered into a reimbursement agreement with Popular to mirror Popular’s obligations. As a result, EVERTEC is required to indemnify Popular for losses, in case EVERTEC fails to honor these letters of credit.

Note 21—Related Party Transactions

The following table presents the Company’s transactions with affiliated companies for each of the period presented below:

	Successor		Predecessor
(Dollar amounts in thousands)	Year ended December 31, 2011	Three months ended December 31, 2010	Nine months ended September 30, 2010	Year ended December 31, 2009

Total revenues from affiliates (1)(2)	$158,683	$40,140	$106,137	$134,209

Selling, general and administrative expenses
Administrative overhead and other allocated expenses	$—	$—	$2,217	$3,386
Corporate expense charged by Popular	—	—	5,263	6,426

Total allocated and corporate expense charged by Popular (3)	$—	$—	$7,480	$9,812

Rent and other fees (4)	$11,841	$2,634	$7,342	$8,442

Interest earned from and charged by affiliates
Interest income	$627	$94	$51	$129

Interest expense (5)	$8,440	$2,193	$10	$1

Other expenses (6)	$1,700	$—	$—	$—

(1)

As discussed below, all services to Popular, its subsidiaries and affiliates are governed by the Master Services Agreement (“MSA”) under which EVERTEC has a contract to provide such services for at least 15 years on an exclusive basis for the duration of the agreement on commercial terms consistent with historical pricing practices among the parties. Total revenues from Popular represent 49% of total revenues for each of the periods presented above.

(2)	Includes revenues generated from investees accounted for under the equity method (CONTADO) of $2.5 million for the year ended December 31, 2011.
(3)

Expenses allocated to the Company by Popular, included accounting, finance, legal, marketing, information systems and human resources. These costs were allocated based on a percentage of revenues (and not based on actual costs incurred). These charges were included in the combined statements of income.

(4)	Includes management fees paid to stockholders amounted to $3.2 million for the year ended December 31, 2011 and $0.2 million for the three months ended December 31, 2010.
(5)

Interest expense for the year ended December 31, 2011 and the three months ended December 31, 2010 is related to interest accrued related to our senior secured term loan and senior notes held by Popular.

(6)

On December 31, 2011, we entered into a (“Settlement Agreement”) with Popular in order to settle any claims among the parties related to the Merger Agreement. In accordance with the Settlement Agreement, we made a payment of $1.7 million to Popular.

At December 31, 2011 and 2010, EVERTEC had the following balances arising from transactions with related parties:

	December 31,
(Dollar amounts in thousands)	2011	2010

Cash and restricted cash deposits in affiliated bank	$52,613	$52,298

Indemnification assets from Popular reimbursement (1)
Accounts receivable	$2,553	$6,912

Other long-term assets	$5,212	$7,924

Liability related to contract with Popular (2)
Accounts payable	$703	$7,038

Other long-term liabilities	$—	$1,105

Other due from affiliates
Accounts receivable	$21,077	$22,353

Accounts payable	$(3,036)	$(3,807)

Long-term debt due to affiliate	$90,186	$94,850

Loan to an officer	$—	$170

(1)

Recorded in connection with (a) reimbursement from Popular regarding services the Company provides to certain customers of Popular at preferential prices and (b) reimbursement from Popular regarding certain software license fees. For the year ended December 31, 2011 and for the three months ended December 31, 2010, the Company received $6.6 million and $1.8 million, respectively, related to these reimbursements.

(2)	Represents an unfavorable contract liability to provide certain services to a customer of Popular until February 2012.

The balance of cash and restricted cash deposits in an affiliated bank was included within the cash and restricted cash line items in the accompanying consolidated balance sheets. Due from affiliates mainly included the amounts outstanding related to processing and information technology services billed to Popular subsidiaries according to the terms of the MSA. This amount was included in the accounts receivable, net in the consolidated balance sheets.

Upon the Merger, Holdings and the Company entered into a consulting agreement whereby the Company agreed to reimburse Apollo and Popular for certain expenses and an annual management fee of the greater of (i) $2.0 million and (ii) 2% of EVERTEC EBITDA, in total in exchange for which Holdings and EVERTEC will receive certain advisory services from Apollo and Popular.

The Company is entitled to receive reimbursements from Popular regarding services the Company provides to certain customers of Popular at a preferential price for a period of approximately 17 months from the closing date of the Merger. As of the Merger date, the Company recorded $5.6 million as an expected reimbursement asset from Popular at fair value related to this subsidy. The Company also recorded an unfavorable contract liability at fair value of $10.1 million related to the contract with one of Popular’s client. At December 31, 2011 and 2010, the current portion of the expected reimbursement asset of $0.4 million and $4.1 million, respectively, is included within the accounts receivable, net caption in the accompanying consolidated balance sheets. At December 31, 2011 and 2010, the current portion of the unfavorable contract liability of $0.7 million and $8.1 million, respectively, is included in the accounts payable caption in the accompanying consolidated balance sheets. Gains and losses related to the reimbursement asset are included within the other (expenses) income caption in the accompanying consolidated statements of income. See Note 12.

In addition, the Company is entitled to receive reimbursements from Popular regarding certain software license fees if such amounts exceed certain amounts for a period of five years from the closing date of the Merger. As a result of this agreement, the Company recorded approximately $11.2 million as a software reimbursement asset at fair value as of the Merger date. At December 31, 2011, the current portion of said asset of $7.4 million is included within the accounts receivable, net caption and the long-term portion is included in the other long-term assets caption in the accompanying consolidated balance sheets. Gains and losses related to the asset are included within the other (expenses) income caption in the accompanying consolidated statements of income. See Note 12.

From time to time, EVERTEC obtains performance bonds from insurance companies covering the obligations of EVERTEC under certain contracts. Under the Merger Agreement, Popular is required to, subject to certain exceptions, cause the then outstanding performance bonds to remain outstanding or replace such bonds as needed for five years from the closing date of the Merger. EVERTEC entered into a reimbursement agreement with Popular to mirror Popular’s obligations. As a result, EVERTEC is required to reimburse Popular for payment of premiums and related charges and indemnification of Popular for certain losses, in case EVERTEC fails to perform or otherwise satisfy its obligations covered by such performance bonds.

EVERTEC had outstanding letters of credit of $2.9 million at December 31, 2011 for which Popular provided collateral. EVERTEC entered into a reimbursement agreement with Popular to mirror Popular’s obligations. As a result, EVERTEC is required to indemnify Popular for losses, in case EVERTEC fails to honor these letters of credit.